Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Related party transactions with affiliates for the Successor twelve month period ended December 31, 2015 and the period September 1, 2014 through December 31, 2014 and for the Predecessor period January 1, 2014 through August 31, 2014 and the twelve month period ended December 31, 2013 are as follows (in thousands):

	Successor		Predecessor
	Twelve months ended December 31, 2015	September 1, 2014 through December 31, 2014	January 1, 2014 through August 31, 2014	Twelve months ended December 31, 2013
Motor fuel sales to affiliates	$20,026	$—	$2,200,394	$2,974,122
Bulk fuel purchases from affiliates	2,449,029	52,474	—	—
Allocated cost of employees	—	—	8,802	11,400
Transportation charges from Susser for delivery of motor fuel	—	—	37,874	49,994
Purchase of stores from Susser	—	—	81,145	104,159